RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Property operating costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property operating costs
Property operating costs	$ 35,364	$ 30,942
Non-recoverable from tenants:
Property operating costs
Property taxes and utilities	1,096	1,077
Legal	189	436
Consulting	90	123
Environmental and appraisals	511	702
Repairs and maintenance	804	725
Ground rents		664
Other	558	730
Property operating costs	3,248	4,457
Recoverable from tenants:
Property operating costs
Property taxes and utilities	23,784	20,127
Property insurance	2,391	2,138
Repairs and maintenance	2,733	2,069
Property management fees	2,001	1,470
Other	1,207	681
Property operating costs	$ 32,116	$ 26,485